Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Sep. 28, 2015
Registrant Name	MFS SERIES TRUST IX
Central Index Key	0000063075
Amendment Flag	false
Document Creation Date	Sep. 28, 2015
Document Effective Date	Sep. 28, 2015
Prospectus Date	Aug. 28, 2015
MFS® Municipal Limited Maturity Fund | A
Prospectus:
Trading Symbol	MTLFX
MFS® Municipal Limited Maturity Fund | B
Prospectus:
Trading Symbol	MTLBX
MFS® Municipal Limited Maturity Fund | C
Prospectus:
Trading Symbol	MTLCX
MFS® Municipal Limited Maturity Fund | I
Prospectus:
Trading Symbol	MTLIX